Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock DocGo Inc. and Subsidiaries	Class A Common Stock	Class B Common Stock DocGo Inc. and Subsidiaries	Class B Common Stock	Series A Preferred Stock DocGo Inc. and Subsidiaries	Additional Paid-in-Capital DocGo Inc. and Subsidiaries	Additional Paid-in-Capital	Accumulated Deficit DocGo Inc. and Subsidiaries	Accumulated Deficit	Accumulated Other Comprehensive Income (loss) DocGo Inc. and Subsidiaries	Noncontrolling Interest DocGo Inc. and Subsidiaries	DocGo Inc. and Subsidiaries	Total
Balance at Dec. 31, 2019							$ 141,659,780		$ (72,940,528)		$ (244,884)	$ 10,888,466	$ 79,362,834
Balance (in Shares) at Dec. 31, 2019		35,497		55,008		28,055
Noncontrolling interests												1,500,002	1,500,002
Stock based compensation							687,072						687,072
Foreign currency translation											196,345		196,345
Net income attributable to Noncontrolling interests												(439,268)	(439,268)
Net loss attributable to stockholders of DocGo Inc. and Subsidiaries									(14,359,944)				(14,359,944)
Balance at Dec. 31, 2020					$ 288		142,346,852		(87,300,472)	$ (12,158,200)	(48,539)	11,949,200	66,947,041	$ (12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497		55,008	2,875,000	28,055
Balance at Aug. 10, 2020
Balance (in Shares) at Aug. 10, 2020
Issuance of Class B common stock to related party	[1]				$ 331			24,669						25,000
Issuance of Class B common stock to related party (in Shares)	[1]				3,306,250
Net loss attributable to Noncontrolling interests										(2,065)				(2,065)
Balance at Sep. 30, 2020					$ 331			24,669		(2,065)				22,935
Balance (in Shares) at Sep. 30, 2020					3,306,250
Balance at Aug. 10, 2020
Balance (in Shares) at Aug. 10, 2020
Issuance of Class B common shares to Sponsor	[2]				$ 331			24,669						25,000
Issuance of Class B common shares to Sponsor (in Shares)	[2]				3,306,250
Excess cash received over fair value of private placement warrants								1,748,000						1,748,000
Forfeiture of Class B common stock	[3]				$ (43)			43
Forfeiture of Class B common stock (in Shares)	[3]				(431,250)
Accretion of Class A common stock subject to possible redemption								(1,772,712)		(7,934,667)				(9,707,379)
Net loss attributable to Noncontrolling interests										(4,223,533)				(4,223,533)
Net loss attributable to stockholders of DocGo Inc. and Subsidiaries													(14,359,944)
Balance at Dec. 31, 2020					$ 288		142,346,852		(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497		55,008	2,875,000	28,055
Net loss attributable to Noncontrolling interests										1,989,868				1,989,868
Balance at Mar. 31, 2021					$ 288					(10,168,332)				(10,168,044)
Balance (in Shares) at Mar. 31, 2021					2,875,000
Balance at Dec. 31, 2020					$ 288		142,346,852		(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497		55,008	2,875,000	28,055
Balance at Sep. 30, 2021			$ 288							(12,666,412)				(12,666,124)
Balance (in Shares) at Sep. 30, 2021			2,875,000
Balance at Dec. 31, 2020					$ 288		142,346,852		(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497		55,008	2,875,000	28,055
Effect of reverse acquisition		$ 35,488,938
Effect of reverse acquisition (in Shares)		22,900,719				18,099,548
Conversion of share due to merger recapitalization		$ 7,649											7,649
Conversion of share due to merger recapitalization (in Shares)		(22,900,719)		(35,488,938)		(18,099,548)
Effect of reverse acquisition		$ 7,649					142,346,852		(87,300,472)		(48,539)	11,949,200	66,954,690
Effect of reverse acquisition (in Shares)		76,489,205
Share issued for services		$ 7,649											17
Share issued for services (in Shares)		76,489,205
Exercise of cashless warrants		$ 17											182
Exercise of cashless warrants (in Shares)		171,608
Issuance of shares net redemption and issuance costs of $9,566,304		$ 530					43,404,558						43,405,088
Issuance of shares net redemption and issuance costs of $9,566,304 (in Shares)		5,297,097
PIPE, net of issuance costs of $10,396,554		$ 1,250					114,602,318						114,603,568
PIPE, net of issuance costs of $10,396,554 (in Shares)		12,500,000
Exercise of stock options		$ 123					628,469						628,592
Exercise of stock options (in Shares)		1,235,131
Fair value of Warrants from reverse acquisition							(18,717,998)						(18,717,998)
UK Ltd. Shares purchase (Note 4)		$ 5					(479,336)					(242,945)	(722,276)
UK Ltd. Shares purchase (Note 4) (in Shares)		50,192
Sponsor Earnout shares		$ 257											257
Sponsor Earnout shares (in Shares)		2,573,213
Noncontrolling interest contribution												333,025	333,025
Net loss attributable to Noncontrolling interests												(4,564,270)	(4,564,270)
Net income attributable to stockholders of DocGo Inc. and Subsidiaries									23,743,758				23,743,758
Stock based compensation							1,376,353						1,376,353
Foreign currency translation											16,038		16,038
Net loss attributable to stockholders of DocGo Inc. and Subsidiaries													23,743,758
Balance at Dec. 31, 2021		$ 10,013					$ 283,161,216		$ (63,556,714)		$ (32,501)	$ 7,475,010	$ 227,057,024
Balance (in Shares) at Dec. 31, 2021		100,133,953
Balance at Mar. 31, 2021					$ 288					(10,168,332)				(10,168,044)
Balance (in Shares) at Mar. 31, 2021					2,875,000
Net loss attributable to Noncontrolling interests										(3,042,567)				(3,042,567)
Balance at Jun. 30, 2021					$ 288					(13,210,899)				(13,210,611)
Balance (in Shares) at Jun. 30, 2021					2,875,000
Conversion of Class B shares to Class A shares	[4]		$ 288		$ (288)
Conversion of Class B shares to Class A shares (in Shares)	[4]		2,875,000		(2,875,000)
Net loss attributable to Noncontrolling interests										544,487				544,487
Balance at Sep. 30, 2021			$ 288							$ (12,666,412)				$ (12,666,124)
Balance (in Shares) at Sep. 30, 2021			2,875,000

[1]	As a result of the underwriter not exercising its over-allotment option at the time of the Company’s initial public offering, 431,250 Class B shares were forfeited in November 2020, which reduced the number of outstanding Class B shares to 2,875,000.
[2]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).
[3]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).
[4]	Effective August 24, 2021, pursuant to an election made by the Sponsor the 2,875,000 outstanding Class B common shares were converted on a one-for-one basis into Class A common shares.